Income Taxes - Additional Information1 (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Deferred tax asset, foreign tax credit	$ 2,900,000,000
Unrecognized tax benefits, if recognized, would affect the effective tax rate	8,000,000	$ 12,000,000
Interest related to unrecognized tax benefits accrued	0	4,000,000
Accrued penalties	0	0	$ 0
Interest related to unrecognized tax benefits	4,000,000	13,000,000	$ 12,000,000
Cash deposit to cover expected cash taxes and interest resulting adjustments for the examinations	30,000,000
Income tax refund (payment) and associated interest as a result of settlement	16,000,000
Marina District Development Company [Member]
Income Tax Disclosure [Line Items]
Income tax refund (payment) and associated interest as a result of settlement	1,000,000
MGM Grand Paradise SA [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	571,000,000
Hong kong [Member]
Income Tax Disclosure [Line Items]
Net operating losses, valuation allowance	1,000,000
Macau [Member]
Income Tax Disclosure [Line Items]
Deferred tax assets, valuation allowance	$ 69,000,000
Special gaming tax rate	35.00%
Macau [Member] | MGM Grand Paradise SA [Member]
Income Tax Disclosure [Line Items]
Complementary tax exemption expiration date	Dec. 31, 2016
Tax credit carryforward, description	MGM Grand Paradise's current five-year exemption from the Macau 12% complementary tax on gaming profits ends on December 31, 2016, the Company assumes that it will receive an additional five-year exemption beyond 2016 consistent with the assumption utilized for measurement of the net deferred tax liability of MGM Grand Paradise. For all periods beyond December 31, 2021, the Company has assumed that MGM Grand Paradise will be paying the Macau 12% complementary tax on gaming profits and will thus not be able to credit the Macau Special Gaming Tax in such years, and has factored that assumption into its assessment of the realization of the foreign tax credit deferred tax asset. Furthermore, the Company does not currently rely on future U.S. source operating income in assessing future foreign tax credit realization due to its recent history of cumulative losses in the U.S. and therefore only relies on U.S. federal taxable temporary differences that it expects will reverse during the 10-year foreign tax credit carryover period.
Foreign Tax Credit Carry Forward Expiration Period	10 years
New Jersey [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards expire	2035
U.S. federal [Member]
Income Tax Disclosure [Line Items]
Estimated alternative minimum tax credit carryforward	$ 23,000,000
Deferred tax assets, valuation allowance	2,700,000,000
State [Member]
Income Tax Disclosure [Line Items]
Deferred tax assets, valuation allowance	18,000,000
State [Member] | Illinois [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	82,000,000
Deferred tax assets after federal tax effect and before valuation allowance	$ 4,000,000
State [Member] | Illinois [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards expire	2021
State [Member] | Illinois [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards expire	2026
State [Member] | New Jersey [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 207,000,000
Deferred tax assets after federal tax effect and before valuation allowance	$ 12,000,000
State [Member] | New Jersey [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards expire	2029
Foreign [Member]
Income Tax Disclosure [Line Items]
Deferred tax assets, valuation allowance	$ 70,159,000	$ 60,468,000
Capital loss carryforward, Valuation allowance	$ 3,000,000